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          As filed with the Securities and Exchange Commission on April 28, 2006
                                                      1933 Act File No. 33-19738


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER


                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 25


                          TOTAL RETURN VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

     One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617)
                                    237-6030
          (Address of Insurance Company's Principal Executive Offices)


           Susan S. Newton, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

| |  immediately upon filing pursuant to paragraph (b)


|X|  on April 30, 2006 pursuant to paragraph (b)


|_|  60 days after filing pursuant to paragraph (a)(i)

|_|  on [DATE] pursuant to paragraph (a)(i)

|_|  75 days after filing pursuant to paragraph (a)(ii)

|_|  on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

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The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 37, filed with the SEC via EDGAR on April 28, 2006:

   Cross-Reference Pages
   Compass 2 Prospectus dated May 1, 2006
   Compass 2 and 3 Statement of Additional Information dated May 1, 2006 Part C

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of April, 2006.

                                          MONEY MARKET VARIABLE ACCOUNT
                                          HIGH YIELD VARIABLE ACCOUNT
                                          CAPITAL APPRECIATION VARIABLE ACCOUNT
                                          GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                          GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                          TOTAL RETURN VARIABLE ACCOUNT

                                                    (REGISTRANTS)


                                          By: MARIA F. DWYER*
                                              ----------------------------------
                                          Name: Maria F. Dwyer
                                          Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2006.

                                          SUN LIFE ASSURANCE COMPANY OF CANADA
                                          (U.S.)


                                          ROBERT C. SALIPANTE**
                                          --------------------------------------
                                          Robert C. Salipante
                                          President

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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities with the Registrants indicated on April 24, 2006.

SIGNATURE                                                  TITLE
---------                                                  -----


J. KERMIT BIRCHFIELD*                     Chairman
---------------------------------------
J. Kermit Birchfield


MARIA F. DWYER*                           President (Principal Executive
---------------------------------------      Officer)
Maria F. Dwyer


TRACY A. ATKINSON*                        Principal Financial Officer and
---------------------------------------      Principal Accounting Officer
Tracy A. Atkinson


ROBERT C. BISHOP*                         Member of the Boards of Managers
---------------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                      Member of the Boards of Managers
---------------------------------------
Frederick H. Dulles


DAVID D. HORN*                            Member of the Boards of Managers
---------------------------------------
David D. Horn


MARCIA A. KEAN*                           Member of the Boards of Managers
---------------------------------------
Marcia A. Kean


C. JAMES PRIEUR*                          Member of the Boards of Managers
---------------------------------------
C. James Prieur

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RONALD G. STEINHART*                      Member of the Boards of Managers
---------------------------------------
Ronald G. Steinhart


HAVILAND WRIGHT*                          Member of the Boards of Managers
---------------------------------------
Haviland Wright


                                          *By: SUSAN S. NEWTON
                                               ---------------------------------
                                          Name: Susan S. Newton
                                                as Attorney-in-fact

                                          Executed By Susan S. Newton on behalf
                                          of those indicated pursuant to Powers
                                          of Attorney, dated September 1, 2005,
                                          September 28, 2005 and November 1,
                                          2005; incorporated by reference to
                                          Money Market Variable Account (File
                                          No. 2-79141) Post-Effective Amendment
                                          No. 37 filed with the SEC via EDGAR on
                                          April 28, 2006.


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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                                 TITLE
---------                                                 -----


ROBERT C. SALIPANTE                  **   President and Director (Principal
---------------------------------------
Robert C. Salipante                       Executive Officer)


GARY CORSI                           **   Director & Vice President and Chief
---------------------------------------
Gary Corsi                                Financial Officer and Treasurer
                                          (Principal Financial and Accounting
                                          Officer)


SANDRA M. DADALT**                        Attorney-in-Fact for:
---------------------------------------   Robert C. Salipante, President and
Sandra M. DaDalt                          Director (Principal Executive Officer)
                                          Gary Corsi, Director & Vice President
                                          and Chief Financial Officer and
                                          Treasurer (Principal Financial
                                          and Accounting Officer) C. James
                                          Prieur, Chairman and Director
                                          Thomas A. Bogart, Director
                                          Scott M. Davis, Director
                                          Paul W. Derksen, Director
                                          Mary M. Fay, Director
                                          Donald A. Stewart, Director

**Sandra M. DaDalt has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and filed herewith.

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Thomas A. Bogart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          THOMAS A. BOGART
                                          --------------------------------------
                                          Thomas A. Bogart

Dated: April 7, 2006

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Gary Corsi, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          GARY CORSI
                                          --------------------------------------
                                          Gary Corsi

Dated: April 7, 2006

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Scott M. Davis, hereby constitute and appoint Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          SCOTT M. DAVIS
                                          --------------------------------------
                                          Scott M. Davis

Dated: April 7, 2006

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Paul W. Derksen, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          PAUL W. DERKSEN
                                          --------------------------------------
                                          Paul W. Derksen

Dated: April 7, 2006

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Mary M. Fay, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          MARY M. FAY
                                          --------------------------------------
                                          Mary M. Fay

Dated: April 7, 2006

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, C. James Prieur, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          C. JAMES PRIEUR
                                          --------------------------------------
                                          C. James Prieur

Dated: April 7, 2006

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Robert C. Salipante, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          ROBERT C. SALIPANTE
                                          --------------------------------------
                                          Robert C. Salipante

Dated: April 7, 2006

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                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Donald A. Stewart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19738) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                          DONALD A. STEWART
                                          --------------------------------------
                                          Donald A. Stewart

Dated: April 7, 2006